Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued.
On October 2, 2023, the Company issued an unsecured promissory note (the “October 2023 Promissory Note”) in the principal amount of $75,000 to the Sponsor for general corporate purposes. On October 2, 2023 the Company issued an unsecured promissory note (the “October Extension Promissory Note”) in the principal amount of $160,000 to the Sponsor and the Company deposited $160,000 into the Trust Account for the extension to complete a business combination through October 28, 2023. The October 2023 Promissory Note and the October Extension Promissory Note bear no interest and are payable in full on the earlier of (i) November 28, 2023 and (ii) the date on which the Company consummates an initial business combination. On October 27, 2023, the Company issued an unsecured promissory note (the “November 2023 Promissory Note”) in the principal amount of $80,000 to the Sponsor for general corporate purposes. On October 27, 2023, the Company issued an unsecured promissory note (the “November Extension Promissory Note”) in the principal amount of $160,000 to the Sponsor and the Company deposited $160,000 into the Trust Account for the extension to complete a business combination through November 28, 2023. The November 2023 Promissory Note and the November Extension Promissory Note bear no interest and are payable in full on the earlier of (i) December 28, 2023 and (ii) the date on which the Company consummates an initial business combination.
The Company filed the proxy statement for the stockholder vote on the Business Combination with the SEC on November 13, 2023 and mailed it to its stockholders.

Note 10 —
Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements
On March 2, 2023, the
Sponsor agreed to loan the Company
$250,000 pursuant to a new promissory note (the “Promissory Note”). The Promissory Note is non-interest bearing and payable on the earlier of: (i) May 27, 2023
and
(ii) the date on which the Company consummates an initial business combination.

LGM ENTERPRISES, LLC [Member]
Subsequent Event [Line Items]
Subsequent Events
20. Subsequent Events
The Company has evaluated all events subsequent to September 30, 2023 and through January 3, 2024, which represents the date these condensed consolidated financial statements were available to be issued. The Company is not aware of any subsequent event that would require recognition or disclosure in the condensed consolidated financial statements other than those described below.
Senior Secured Notes
In December 2023, the Company issued $15,714 in principal amount of senior secured notes due in December 2024 in a private offering. The notes were issued with a stated rate of 14% and interest is payable monthly in arrears. The senior secured notes will mature one year from closing date, in which the full principal amount will be due, along with any accrued unpaid interest. The Company will use the proceeds from the issuance to fund aircraft purchases.
Long-Term Loan Agreement
In connection with the acquisition of a new aircraft in November 2023, the Company entered into a long-term promissory note in the amount of $7,617. The note bears a fixed interest rate of 9.45%, with a maturity date of ten years from the note date. The note was fully repaid in December 2023.
Business Combination
In December 2023, the Company completed a business combination with EG Acquisition Corp. (“EGA”). The business combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with EGA treated as the acquired company for financial reporting purposes, and the Company, the accounting acquirer, has issued shares of stock for the net assets of EGA, with no goodwill or other intangible assets recorded.

Equity Transfer
In December 2023, the Company transferred 100% of the equity interests of a wholly owned subsidiary to LGMV. The subsidiary is an SAE whose aircraft has previously been used as flyExclusive’s corporate jet. FlyExclusive will continue to lease the aircraft at a rate of $200 per month and will pay for all fixed and variable costs related to the operation of the aircraft.
Conversion of Convertible Note
Upon the closing of the business combination referred to above, the principal balance of the Convertible Note, including accumulated PIK interest, was converted into shares of the SPAC’s Class A common stock. The number of shares was equal to the aggregate borrowings under the Convertible Note divided by the De-SPAC completion exchange price.

22.	Subsequent Events
The Company has evaluated all events subsequent to December 31, 2021 and through May 5, 2023, which represents the date these consolidated financial statements were available to be issued. The Company is not aware of any subsequent event that would require recognition or disclosure in the consolidated financial statements other than those described below.
On March 15, 2023, the Company, through flyExclusive, entered into a revolving uncommitted line of credit loan (the “Master Note”). The Master Note provides a line of credit of up to $60,000. At the Company’s option, interest rate on term loans drawn from the Master Note is equal to either the Prime-Based Rate, defined as the greater of 1.25% or the prime rate minus 1.88%, or the Daily Simple SOFR-Based Rate, defined as the greater of 1.25% or the Daily Simple SOFR plus 1.25%. The maturity date of the Master Note is March 9, 2024. As of March 31, 2023, the Company has an outstanding balance on the Master Note of $44,527.